Post balance sheet events	12 Months Ended
Dec. 31, 2018
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Post balance sheet events

46. Post balance sheet events

The agreement to acquire Tesaro, Inc. for $5.1 billion in cash, which was signed in December 2018, completed on 22 January 2019.

On 31 January 2019, Mylan N.V. announced that the US Food and Drug Administration had approved their therapeutically equivalent generic of Advair Diskus for certain patients with asthma or chronic obstructive pulmonary disease.